Prepayments and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following at March 31:

	2026	2025
Deposit for acquisition of property and equipment (note a)	$1,770,959	$1,784,389
Advance to sub-contractors	8,219,798	5,749,229
Prepayments	341,343	1,186,567
Other deposits	69,413	84,891
	$10,401,513	$8,805,076
Less: amount classified as non-current assets	(1,770,959)	(1,784,389)
Amount classified as current assets (note b)	$8,630,554	$7,020,687
(a)	A deposit was made to acquire the machineries for project use.

(b)	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.